Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 06, 2019	Jun. 30, 2021	Feb. 14, 2021	Dec. 31, 2020	Feb. 14, 2020
Related Party Transactions (Details) [Line Items]
Borrowed from related parties		$ 0		$ 730
GS Holdings [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance					$ 1,400
Conversion price (in Dollars per share)			$ 5.00		$ 5.00
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business combination, description	(the “Amended Sponsor Note”) to extend the maturity date from the closing of the Business Combination to a date that is one year from the closing of the Business Combination. In addition, under the Amended Sponsor Note, TKK granted the Sponsor the right to convert the current outstanding balance of $1,400 under the Amended Sponsor Note to GS Holdings’ ordinary shares at the conversion price equal to the volume-weighted average price of GS Holdings’ ordinary shares on Nasdaq or such other securities exchange or securities market on which GS Holdings’ ordinary shares are then listed or quoted, for the ten trading days prior to such conversion date; provided, however, the conversion price shall not be less than $5.00. On February 14, 2021, which is the maturity date of the Amended Sponsor Note, the Amended Sponsor Note automatically converted into 280,000 of GS Holdings’ ordinary shares at a conversion price of $5.00 per share.